Capital and Reserves - Schedule of Share Purchase Warrants and Options Not Issued Under the Group's Incentive Plan (Details) (Parenthetical) - Private Placement [Member] - Special Warrants [Member]	Feb. 28, 2019 $ / shares	Feb. 28, 2019 $ / shares	Dec. 31, 2018 $ / shares
Statement Line Items [Line Items]
Warrant price per share	$ 0.83		$ 0.83
U.S. $ [Member]
Statement Line Items [Line Items]
Warrant price per share | (per share)		$ 0.62	$ 0.62